Real Estate Properties under Development, Net - Schedule of Non-Current Portion of Real Estate Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	$ 356,524	$ 343,233
Real Estate Properties under Development
Revenues from External Customers and Long-Lived Assets [Line Items]
Building at cost	27,537	26,947
Less: accumulated depreciation	(14,900)	(14,568)
Property plant and equipment excluding construction in progress, Total	12,637	12,379
Construction in progress	134,096	106,820
Land use right	73,996	72,350
Net book value	$ 220,729	$ 191,549